Debt - Narrative (Details)			1 Months Ended			3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($) letters_of_credit	Feb. 29, 2016 USD ($)	Sep. 30, 2019 USD ($)	May 20, 2019	Jan. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)
Debt Instrument [Line Items]
Cash received from equity rights offering	$ 150,000,000						$ 150,000,000
Debt equitization	$ 100,000,000						$ 100,000,000
Long-term debt			$ 994,000,000					$ 994,000,000		$ 1,816,450,000	$ 1,718,297,000
Senior note exchange, cash option, percentage of principal and accrued unpaid interest due	2.50%						2.50%
Senior note exchange, noncash option, percentage of common stock issued and outstanding	18.00%						18.00%
Payments on long-term debt			5,000,000				$ 379,666,000		$ 136,600,000	184,100,000	175,250,000	$ 1,238,059,000
Principal Owner
Debt Instrument [Line Items]
Principal being treated as a capital contribution		$ 88,000,000			$ 2,250,000
Parent Company
Debt Instrument [Line Items]
Payments on long-term debt										184,100,000	175,250,000	$ 1,238,059,000
Revolving Credit Facility
Debt Instrument [Line Items]
Available for borrowing, amount										50,200,000
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing, amount										$ 600,000
LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee on unused portion of line of credit										0.50%
Term Loan
Debt Instrument [Line Items]
Debt reduction of principal amount	$ 250,000,000						250,000,000
Debt instrument, face amount	150,000,000						150,000,000
Term Loan | Term Loan Due July 2024
Debt Instrument [Line Items]
Long-term debt			150,000,000					$ 150,000,000
Maximum borrowing, amount	150,000,000						150,000,000
Term Loan | Term Loan Due July 2024 | LIBOR
Debt Instrument [Line Items]
Floor on variable debt								1.50%
Basis spread on variable debt								5.00%
Term Loan | Term Loan Due September 2022
Debt Instrument [Line Items]
Long-term debt										$ 1,075,250,000	1,059,598,000
Debt instrument, face amount	1,072,500,000						1,072,500,000			1,075,250,000			$ 1,100,000,000
Line of credit facility, periodic payment	$ 2,750,000									$ 2,750,000
Additional default interest rate				2.00%
Term Loan | Term Loan Due September 2022 | LIBOR
Debt Instrument [Line Items]
Floor on variable debt	1.00%									1.00%
Basis spread on variable debt	5.50%									5.50%
Term Loan | Term Loan Due September 2022 | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable debt						4.50%
Takeback Loan Facility
Debt Instrument [Line Items]
Long-term debt	$ 822,500,000						822,500,000
Takeback Loan Facility | Takeback Loan Facility Due March 2024
Debt Instrument [Line Items]
Long-term debt	822,500,000		822,500,000				822,500,000	$ 822,500,000
Quarterly principal payments	$ 2,056,250
Takeback Loan Facility | Takeback Loan Facility Due March 2024 | LIBOR
Debt Instrument [Line Items]
Floor on variable debt	1.25%							1.25%
Basis spread on variable debt	6.50%							6.50%
Takeback Loan Facility | Takeback Loan Facility Due March 2024 | Base Rate
Debt Instrument [Line Items]
Basis spread on variable debt	5.50%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing, amount	$ 145,000,000						145,000,000
Line of Credit | Swingline Loan
Debt Instrument [Line Items]
Maximum borrowing, amount	10,000,000						10,000,000
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing, amount	$ 1,000,000						1,000,000
Number of letters of credit | letters_of_credit	2
Line of Credit | Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing, amount	$ 295,000,000						295,000,000
Line of Credit | Revolving Credit Facility Due July 2024 | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt			$ 21,500,000					$ 21,500,000
Maximum borrowing, amount	145,000,000						145,000,000
Available for borrowing, amount	$ 123,500,000						123,500,000
Commitment fee on unused portion of line of credit	0.75%
Line of Credit | Revolving Credit Facility Due July 2024 | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Floor on variable debt	1.50%							1.50%
Basis spread on variable debt	5.00%							5.00%
Line of Credit | Revolving Credit Facility Due July 2024 | Base Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Floor on variable debt	4.50%							4.50%
Basis spread on variable debt	4.00%							4.00%
Line of Credit | Revolving Credit Facility Due 2021 | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	$ 181,400,000						$ 181,400,000			$ 144,200,000
Maximum borrowing, amount						$ 195,000,000				$ 295,000,000
Commitment fee on unused portion of line of credit	0.50%
Additional default interest rate				2.00%
Line of Credit | Revolving Credit Facility Due 2021 | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Floor on variable debt	1.00%									1.00%
Basis spread on variable debt	4.00%									4.00%
Line of Credit | Revolving Credit Facility Due 2021 | Alternate Base Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable debt						3.00%
Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt	$ 585,000,000
Senior Notes | Senior Notes 9.125 Percent Due 2020
Debt Instrument [Line Items]
Long-term debt										$ 585,000,000	580,026,000
Debt interest rate	9.125%						9.125%			9.125%
Debt instrument, face amount										$ 585,000,000
Promissory Note, Intercompany | Promissory Note Due October 2020
Debt Instrument [Line Items]
Long-term debt		$ 12,000,000								$ 12,000,000	$ 12,000,000
Payments on long-term debt					$ 9,750,000
Promissory Note, Intercompany | Promissory Note Due October 2020 | Parent Company
Debt Instrument [Line Items]
Debt interest rate		12.50%
Extinguishment of debt		$ 100,000,000